Note 19 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Sales to Unaffiliated Customers	$ 62,714	$ 60,205	$ 56,561
CHINA
Net Sales to Unaffiliated Customers	55,303	51,962	46,784
TAIWAN, PROVINCE OF CHINA
Net Sales to Unaffiliated Customers	1,987	2,305	3,009
JAPAN
Net Sales to Unaffiliated Customers	1,485	3,148	2,535
MY [Member]
Net Sales to Unaffiliated Customers	1,396	94	7
KOREA, REPUBLIC OF
Net Sales to Unaffiliated Customers	1,201	1,435	2,257
SINGAPORE
Net Sales to Unaffiliated Customers	959	905	1,539
Other Countries [Member]
Net Sales to Unaffiliated Customers	$ 383	$ 356	$ 430